Interests in Subsidiaries	12 Months Ended
Jun. 30, 2018
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Interests in Subsidiaries

25. INTERESTS IN SUBSIDIARIES

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 1:

	Principal place of business /	2018	2017	2016
Name	Country of incorporation	%	%	%
Benitec Limited	United Kingdom	100%	100%	100%
Benitec Australia Limited (subsidiary of Benitec Limited)	Australia	100%	100%	100%
Benitec, Inc.	USA	100%	100%	100%
Benitec LLC (subsidiary of Benitec Inc)	USA	100%	100%	100%
RNAi Therapeutics, Inc.	USA	100%	100%	100%
Tacere Therapeutics, Inc.*	USA	100%	100%	100%

All companies in the Group adopt the same accounting policies.

*	Note Tacere year end is 31 December which was the year end date when the Company was acquired.